Other Accounts Receivable And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accounts Receivable And Prepaid Expenses [Abstract]
Prepaid expenses	$ 337	$ 312
Deferred tax asset	370	50
Government institutions	693	704
Other	192	198
Prepaid expense and other assets, total	$ 1,592	$ 1,264